Acquisitions and Divestitures Divestitures (Details) - Computer Sciences GS Business - USD ($) $ in Thousands		3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 27, 2015	Oct. 02, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 04, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from business dispositions											$ 34,000	$ 3,000	$ 3,000	$ 171,288	$ 1,707
Loss from discontinued operations, net of tax		$ 0	$ 166	$ 288	$ 0	$ 1,423	$ 783	$ 857	$ (63,226)	$ (3,014)	$ 0	$ 1,423	$ 1,877	$ (64,600)	$ (30,051)
NPS Applied Technology Division
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from business dispositions									177,984
Gain (loss) on divestiture of business									55,148
Transaction costs									$ 5,474
Welkin Associates Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from business dispositions	$ 34,000
Gain (loss) on divestiture of business	14,000
Welkin Associates Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from business dispositions	34,000
Net assets divested	13,788
Goodwill divested	10,717
Transaction costs	1,748
Welkin Associates Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Other Income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on divestiture of business	$ 18,464
Applied Technology Division | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of tax						1,423
Loss from discontinued operations, resolution of contingencies						513
Loss from discontinued operations, working capital adjustment						$ 910